Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average borrowing rate for capitalization of borrowing costs	7.20%	7.40%
Transfers between classifications (c)	$ 0	$ 0
Quebrada Blanca Property Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers between classifications (c)	$ 1,600	$ 3,300